FAIR VALUE MEASUREMENT (Tables) (10-Q)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
FAIR VALUE MEASUREMENT [Abstract]
Fair values by input hierarchy of items measured at fair value on a recurring basis
The following tables summarize the fair values by input hierarchy of items measured at fair value on a recurring basis on our consolidated balance sheets (in thousands):

		Level 1	Level 2	Level 3	Total
September 30, 2013
Derivative warrant liabilities	(1)	$-	$-	$(6,508)	$(6,508)
Derivative conversion liabilities	(2)	-	-	(3,193)	(3,193)
Total liabilities at fair value		$-	$-	$(9,701)	$(9,701)

December 31, 2012
Derivative warrant liabilities	(1)	$-	$-	$(4,520)	$(4,520)
Derivative conversion liabilities	(2)	-	-	(2,199)	(2,199)
Total liabilities at fair value		$-	$-	$(6,719)	$(6,719)

(1)	These warrants are valued using the lattice model each reporting period and the resultant change in fair value is recorded in the statements of operations. The lattice model requires us to assess the probability of future issuance of equity instruments at a price lower than the current exercise price of the warrants. The risk-free interest rate is determined by reference to the treasury yield curve rate of instruments with the same term as the warrant. Additional assumptions that were used to calculate fair value follow.

	September 30, 2013	December 31, 2012
Risk-free interest rate	0.0% - 1.4%	0.1% - 0.7%
	(1.0% weighted average)	(0.6% weighted average)
Expected volatility	90%	93%

(2)	These conversion liabilities are valued using a lattice model each reporting period and the resultant change in fair value is recorded in the statements of operations. The lattice model requires us to assess the probability of future issuance of equity instruments at a price lower than the current conversion price of the debt. The risk-free interest rate is determined by reference to the treasury yield curve rate of instruments with the same term as the underlying debt. Additional assumptions that were used to calculate fair value follow.

	September 30, 2013	December 31, 2012
Risk-free interest rate	0.0-0.6%	0.2-0.3%
	(0.4% weighted average)	(0.3% weighted average)
Expected volatility	90%	93%

The following tables summarize the fair values by input hierarchy of items measured at fair value on a recurring basis on our consolidated balance sheets (in thousands):

		Level 1	Level 2	Level 3	Total
December 31, 2012
Derivative warrant liabilities	(1)	$-	$-	$(4,520)	$(4,520)
Derivative conversion liabilities	(2)	-	-	(2,199)	(2,199)
Total liabilities at fair value		$-	$-	$(6,719)	$(6,719)

December 31, 2011
Derivative warrant liabilities	(1)	$-	$-	$(1,296)	$(1,296)
Total liabilities at fair value		$-	$-	$(1,296)	$(1,296)

(1)	These warrants are valued using the lattice model each reporting period and the resultant change in fair value is recorded in the statements of operations. The lattice model requires us to assess the probability of future issuance of equity instruments at a price lower than the current exercise price of the warrants. The risk-free interest rate is determined by reference to the treasury yield curve rate of instruments with the same term as the warrant. Additional assumptions that were used to calculate fair value follow.

	December 31, 2012	December 31, 2011
Risk-free interest rate	0.1% - 0.7%	0.1% - 0.8%
	(0.6% weighted average)	(0.2% weighted average)
Expected volatility	93%	84%

(2)	These conversion liabilities are valued using a lattice model each reporting period and the resultant change in fair value is recorded in the statements of operations. The lattice model requires us to assess the probability of future issuance of equity instruments at a price lower than the current conversion price of the debt. The risk-free interest rate is determined by reference to the treasury yield curve rate of instruments with the same term as the underlying debt. Additional assumptions that were used to calculate fair value follow.

December 31, 2012
Risk-free interest rate	0.2-0.3%
(0.3% weighted average)
Expected volatility	93%

Additional assumptions used to calculate fair value
(1)	These warrants are valued using the lattice model each reporting period and the resultant change in fair value is recorded in the statements of operations. The lattice model requires us to assess the probability of future issuance of equity instruments at a price lower than the current exercise price of the warrants. The risk-free interest rate is determined by reference to the treasury yield curve rate of instruments with the same term as the warrant. Additional assumptions that were used to calculate fair value follow.

	September 30, 2013	December 31, 2012
Risk-free interest rate	0.0% - 1.4%	0.1% - 0.7%
	(1.0% weighted average)	(0.6% weighted average)
Expected volatility	90%	93%

(2)	These conversion liabilities are valued using a lattice model each reporting period and the resultant change in fair value is recorded in the statements of operations. The lattice model requires us to assess the probability of future issuance of equity instruments at a price lower than the current conversion price of the debt. The risk-free interest rate is determined by reference to the treasury yield curve rate of instruments with the same term as the underlying debt. Additional assumptions that were used to calculate fair value follow.

	September 30, 2013	December 31, 2012
Risk-free interest rate	0.0-0.6%	0.2-0.3%
	(0.4% weighted average)	(0.3% weighted average)
Expected volatility	90%	93%

(1)	These warrants are valued using the lattice model each reporting period and the resultant change in fair value is recorded in the statements of operations. The lattice model requires us to assess the probability of future issuance of equity instruments at a price lower than the current exercise price of the warrants. The risk-free interest rate is determined by reference to the treasury yield curve rate of instruments with the same term as the warrant. Additional assumptions that were used to calculate fair value follow.

	December 31, 2012	December 31, 2011
Risk-free interest rate	0.1% - 0.7%	0.1% - 0.8%
	(0.6% weighted average)	(0.2% weighted average)
Expected volatility	93%	84%

(2)	These conversion liabilities are valued using a lattice model each reporting period and the resultant change in fair value is recorded in the statements of operations. The lattice model requires us to assess the probability of future issuance of equity instruments at a price lower than the current conversion price of the debt. The risk-free interest rate is determined by reference to the treasury yield curve rate of instruments with the same term as the underlying debt. Additional assumptions that were used to calculate fair value follow.

December 31, 2012
Risk-free interest rate	0.2-0.3%
(0.3% weighted average)
Expected volatility	93%

Changes in level 3 items measured at fair value
The following tables summarize the changes in level 3 items measured at fair value on a recurring basis (in thousands):

	Fair Value as of Beginning of Period	Total Realized and Unrealized Gains (Losses)	Issuance of New Instruments	Net Transfers (Into) Out of Level 3		Fair Value, at End of Period	Change in Unrealized Gains (Losses) on Instruments Still Held
		(1)
Nine Months Ended September 30, 2013
Derivative warrant liability	$(4,520)	$(1,413)	$(575)	$-		$(6,508)	$(1,413)
Derivative conversion liability	(2,199)	(505)	(588)	99	(2)	(3,193)	(896)
Total Level 3 fair value	$(6,719)	$(1,918)	$(1,163)	$99		$(9,701)	$(2,309)

Nine Months Ended September 30, 2012
Derivative warrant liability	$(1,296)	$1,142	$(6,983)	$711	(2)	$(6,426)	$1,414
Derivative conversion liability	-	2,866	(4,466)	(105)		(1,705)	2,866
Total Level 3 fair value	$(1,296)	$4,008	$(11,449)	$606		$(8,131)	$4,280

(1)	Included in change in fair value of derivative warrant and conversion liabilities in our consolidated statements of operations.
(2)	Represents transfers to equity as a result of the exercise of a warrant in 2012 and conversion of debt in 2013.

The following tables summarize the changes in level 3 items measured at fair value on a recurring basis (in thousands):

	Fair Value as of Beginning of Period	Total Realized and Unrealized Gains (Losses)	Issuance of New Instruments	Net Transfers (Into) Out of Level 3		Fair Value, at End of Period	Change in Unrealized Gains (Losses) on Instruments Still Held
2012		(1)
Derivative warrant liability	$(1,296)	$3,048	$(6,983)	$711	(2)	$(4,520)	$3,320
Derivative conversion liability	-	2,372	(4,466)	(105	)(3)	(2,199)	2,372
Total Level 3 fair value	$(1,296)	$5,420	$(11,449)	$606		$(6,719)	$5,692

2011
Derivative warrant liability	$(1,628)	$332	$-	$-		$(1,296)	$332
Total Level 3 fair value	$(1,628)	$332	$-	$-		$(1,296)	$332

(1)	Included in change in fair value of derivative warrant and conversion liabilities in our consolidated statements of operations.
(2)	Represents transfers to equity as a result of a holder exercising a warrant.
(3)	Represents an adjustment to loss on extinguishment as a result of issuing the replacement senior convertible debenture.

Summary of fair values by input hierarchy measured at fair value on a nonrecurring basis
The following tables summarize the fair values by input hierarchy of items measured at fair value in our balance sheets on a nonrecurring basis (in thousands).

						2013
		As of September 30, 2013				Impairment
		Level 1	Level 2	Level 3	Total	Losses
						(1)
Property, net	(1)	$-	$-	$394	$394	$300
Property, net		$-	$-	$394	$394	$300

						2012
		As of December 31, 2012				Impairment
		Level 1	Level 2	Level 3	Total	Losses
						(1)
Property, net	(1)	$-	$-	$1,058	$1,058	$1,069
Property, net		$-	$-	$1,058	$1,058	$1,069

(1)	Machinery and equipment not currently in use was evaluated for impairment and as a result was written down to estimated fair value in the first quarter of 2013 and the second quarter of 2012. Fair value is an estimate of net realizable value comprised of an estimate of proceeds from sale, based on an internal evaluation of market conditions, less estimated costs to sell. The estimate of net realizable value is subject to change.

The following tables summarize the fair values by input hierarchy of items measured at fair value in our balance sheets on a nonrecurring basis (in thousands):

						2012
		As of December 31, 2012				Impairment
		Level 1	Level 2	Level 3	Total	Losses
						(1)
Property, net	(1)	$-	$-	$1,058	$1,058	$1,069
Property, net		$-	$-	$1,058	$1,058	$1,069

(1)	During 2012, machinery and equipment not currently in use was evaluated for impairment and as a result was written down to estimated fair value. Fair value is an estimate of net realizable value comprised of an estimate of proceeds from sale, based on an internal evaluation of market conditions, less estimated costs to sell. The estimate of net realizable value is subject to change.